400 Howard Street P.O. Box 7101 San Francisco, CA 94105 Tel +1 415 670 2059 Fax +1 415 618 1377 andrew.josef@blackrock.com

 January 9, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information, each dated December 30, 2011, do not differ from those contained in the following Post-Effective Amendments to the Trust’s Registration Statement on Form N-1A, filed electronically on December 30, 2011:

Series	Post-Effective Amendment No.
iShares MSCI All Country Asia ex Japan Small Cap Index Fund	656
iShares MSCI Emerging Markets Latin America Index Fund	660
iShares MSCI Hong Kong Small Cap Index Fund	663
iShares MSCI Singapore Small Cap Index Fund	667
iShares MSCI South Korea Small Cap Index Fund	668
iShares MSCI Taiwan Small Cap Index Fund	669

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-2059.

Yours truly,

/s/ Andrew Josef
Andrew Josef, Esq.

cc:  Benjamin J. Haskin, Esq.